Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Parenthetical) (Detail) - Maximum Average Term [member] $ in Thousands	Dec. 31, 2018 ARS ($)
Subsidiaries [member] | Banco del Tucuman SA [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 2,550,000
Subsidiaries [member] | Macro Bank Limited [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	0
Subsidiaries [member] | Macro securities SA [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	7,216
Associates [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	82,297
Other related parties [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 1,551,047